Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (6,202,164)	$ (151,677)	$ (17,087,453)	$ (9,941,284)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation	611,502	20,422	472,263	5,428
Non-cash interest earned on short-term investments	(4,324)
Change in fair value of SAFE liability			833,328
Non-cash license expense – related parties			2,900,000
Non-cash interest expense – related party	50,785		42,268
Non-cash interest earned on promissory notes – related parties	(59,178)		(65,096)
Changes in assets and liabilities:
Tax incentive receivable	(933,250)
Prepaid expenses	198,464		(834,479)
Accounts payable	2,165,548		260,613
Accrued expenses and other current liabilities	3,467,666		1,437,499	1,522,983
Net cash used in operating activities	(704,951)	(131,255)	(12,041,057)	(8,412,873)
Cash flows from investing activities:
Purchase of short-term investments	(10,063,562)
Net cash provided by investing activities	(10,063,562)
Cash flows from financing activities:
Proceeds from capital contribution by stockholder			7,450,000	8,711,966
Proceeds from issuance of SAFE instruments			7,500,000
Proceeds from issuance of common stock	20,000,000		32,965,500
Payment transaction costs			(4,257,861)
Cash provided to stockholder in exchange for promissory note			(4,000,000)
Reimbursement of equity issuance costs to stockholder				(5,802)
Net cash provided by investing activities	20,000,000		39,657,639	8,706,164
Net increase in cash and cash equivalents	9,231,487	(131,255)	27,616,582	293,291
Cash and cash equivalents at beginning of year	28,417,310	800,728	800,728	507,437
Cash and cash equivalents at end of year	37,648,797	669,473	28,417,310	800,728
Supplemental disclosure of cash flow information:
Issuance of common stock upon conversion of SAFE instruments			12,645,824
Issuance of common stock upon conversion of convertible preferred shares			5,466,925
Issuance of promissory notes to related parties for licensing			2,900,000
Stock issuance costs included in accounts payable and accrued expenses	1,506,000
Interest receivable on promissory note issued to stockholder	$ 59,178		65,096
Issuance of promissory notes to settle accrued expenses				1,280,036
Assumption of promissory notes and related accrued interest by stockholder				$ 5,426,120